RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on March 13, 2020; such supplement (accession number 0000088053-20-000188) is incorporated by reference into this Rule 497 Document.

DBX ETF Trust:

Xtrackers Emerging Markets Bond - Interest Rate Hedged ETF (EMIH)

Xtrackers Eurozone Equity ETF (EURZ)

Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF)

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers High Yield Corporate Bond - Interest Rate Hedged ETF (HYIH)

Xtrackers International Real Estate ETF (HAUZ)

Xtrackers Investment Grade Bond - Interest Rate Hedged ETF (IGIH)

Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (ACSG)

Xtrackers MSCI All China Equity ETF (CN)

Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW)

Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW)

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI EAFE Hedged Equity ETF (DBEF)

Xtrackers MSCI EAFE High Dividend Yield Equity ETF (HDEF)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM)

Xtrackers MSCI Europe Hedged Equity ETF (DBEU)

Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ)

Xtrackers MSCI Germany Hedged Equity ETF (DBGR)

Xtrackers MSCI Japan Hedged Equity ETF (DBJP)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Latin America Pacific Alliance ETF (PACA)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers Municipal Infrastructure Revenue Bond ETF (RVNU)

Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)